UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6-30-2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               8-12-2005
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          136

Form 13F Information Table Value Total:  $   195,374
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY    DISCRETION      OTHER        VOTING
                                                                                                            MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              001957505      544,963      28,622 SHRS    SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7      552,848       9,515 SHRS    SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7     (488,040)     (8,400)CALL    SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7      505,470       8,700 PUT     SOLE            N/A         SOLE
Amsouth Bancorp                     COM              032165102      341,380      13,130 SHRS    SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103    5,341,267     116,749 SHRS    SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103      457,500      10,000 CALL    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100      371,266      10,086 SHRS    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100     (625,770)    (17,000)CALL    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100      625,770      17,000 PUT     SOLE            N/A         SOLE
Aquila Inc                          COM              03840P102       45,125      12,500 SHRS    SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105    3,950,164      87,684 SHRS    SOLE            N/A         SOLE
Avaya Inc                           COM              053499109      139,385      16,753 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108      751,500           9 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207    6,596,895       2,370 SHRS    SOLE            N/A         SOLE
Bp Amoco Plc Adr                    COM              055622104      464,730       7,450 SHRS    SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104    2,507,245      53,255 SHRS    SOLE            N/A         SOLE
Capstead Mtg Corp                   COM              14067E506       82,800      10,000 SHRS    SOLE            N/A         SOLE
Cendant Corp                        COM              151313103      219,226       9,800 SHRS    SOLE            N/A         SOLE
CenterPoint Energy Inc              COM              15189T107      352,693      26,699 SHRS    SOLE            N/A         SOLE
CenturyTel Inc                      COM              156700106    4,244,876     122,578 SHRS    SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105      227,472      20,166 SHRS    SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100      777,675      13,907 SHRS    SOLE            N/A         SOLE
Cintas Corp                         COM              172908105      685,497      17,759 SHRS    SOLE            N/A         SOLE
CISCO Systems                       COM              17275R102      421,515      22,092 SHRS    SOLE            N/A         SOLE
Comcast Corp A                      COM              20030N101    3,778,636     123,203 SHRS    SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103      413,070      17,341 SHRS    SOLE            N/A         SOLE
Conocophillips                      COM              20825C104      208,959       3,635 SHRS    SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105    5,056,279     113,040 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101    4,491,929     113,835 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101   (2,414,952)    (61,200)CALL    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101    1,436,344      36,400 PUT     SOLE            N/A         SOLE
DuPont                              COM              263534109      288,465       6,707 SHRS    SOLE            N/A         SOLE
Durect Corp                         COM              266605104       98,237      19,300 SHRS    SOLE            N/A         SOLE
Dynegy Inc Cl A                     COM              26816Q101      146,723      30,190 SHRS    SOLE            N/A         SOLE
E M C Corp Mass                     COM              268648102      480,261      35,030 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102    4,067,238      70,772 SHRS    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102      528,724       9,200 PUT     SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107    2,080,348      58,289 SHRS    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     (510,367)    (14,300)CALL    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107      463,970      13,000 PUT     SOLE            N/A         SOLE
First Data Corporation              COM              319963104    2,763,238      68,840 SHRS    SOLE            N/A         SOLE
Ford Motor Company                  COM              345370860      160,872      15,710 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101      726,451      10,213 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101     (355,650)     (5,000)CALL    SOLE            N/A         SOLE
General Electric Corp               COM              369604103    6,652,495     191,991 SHRS    SOLE            N/A         SOLE
General Electric Corp               COM              369604103     (665,280)    (19,200)CALL    SOLE            N/A         SOLE
General Electric Corp               COM              369604103      679,140      19,600 PUT     SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105      982,996      23,923 SHRS    SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100      541,620      17,000 SHRS    SOLE            N/A         SOLE
Health Care Sector SPDR             SB1 MATERIALS    81369Y209    5,466,741     176,176 SHRS    SOLE            N/A         SOLE
Healtheon/Webmd Corp                COM              94769M105      228,374      22,237 SHRS    SOLE            N/A         SOLE
Home Depot Inc                      COM              437076102      331,040       8,510 SHRS    SOLE            N/A         SOLE
Integrated Circuit Systems Inc      COM              45811K208      247,680      12,000 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100    4,775,274     183,523 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100   (1,072,024)    (41,200)CALL    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100      629,684      24,200 PUT     SOLE            N/A         SOLE
Intergraph Corp                     COM              458683109      516,900      15,000 SHRS    SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103    1,591,567      56,259 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101      753,092      10,149 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101     (296,800)     (4,000)CALL    SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107      174,202      27,050 SHRS    SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      7-10 YR TRS BD   464287440   (2,927,769)     33,668 SHRS    SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103      388,500      50,000 SHRS    SOLE            N/A         SOLE
J.P. Morgan Chase & Co.             COM              46625H100      287,340       8,135 SHRS    SOLE            N/A         SOLE
Jacuzzi Brands Inc                  COM              469865109      381,705      35,574 SHRS    SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105    4,383,423     291,451 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104    5,984,897      92,075 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     (500,500)     (7,700)CALL    SOLE            N/A         SOLE
Kerr-Mc Gee Corporation             COM              492386107      293,456       3,846 SHRS    SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107      836,138     287,333 SHRS    SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107      304,095     104,500 CALL    SOLE            N/A         SOLE
Lyondell Chemical Co                COM              552078107      549,097      20,783 SHRS    SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104      218,730      11,500 SHRS    SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104    4,795,494      14,146 SHRS    SOLE            N/A         SOLE
Maxtor Corporation                  COM              577729205      208,000      40,000 SHRS    SOLE            N/A         SOLE
McDonalds Corp                      COM              580135101    2,430,744      87,594 SHRS    SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107    4,097,545     133,037 SHRS    SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107      338,800      11,000 CALL    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104    3,108,438     125,138 SHRS    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104     (298,080)    (12,000)CALL    SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102      309,400       5,600 SHRS    SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102     (309,400)     (5,600)CALL    SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102      309,400       5,600 PUT     SOLE            N/A         SOLE
Nuveen Divd Adv Muni Fund           COM              67062H106      718,593      46,571 SHRS    SOLE            N/A         SOLE
Nuveen Ins Prem Muni Incm Fund      COM              6706D8104      536,253      39,315 SHRS    SOLE            N/A         SOLE
Nuveen Inss Qlty Muni Fund          COM              67062N103    1,756,104     109,278 SHRS    SOLE            N/A         SOLE
Nuveen Prem Incm Mun Fd             COM              67062T100      786,749      54,711 SHRS    SOLE            N/A         SOLE
Oracle Corporation                  COM              68389X105      191,400      14,500 SHRS    SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103    4,364,963     231,809 SHRS    SOLE            N/A         SOLE
Petrokazakhstan Inc                 COM              71649P102      256,060       7,000 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103    2,243,704      81,353 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103    2,330,510      84,500 CALL    SOLE            N/A         SOLE
Pier One Imports Inc                COM              720279108    1,669,681     117,666 SHRS    SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107    6,915,638     164,345 SHRS    SOLE            N/A         SOLE
Putnam Invt Grade Muni T            COM              746805100      153,046      15,778 SHRS    SOLE            N/A         SOLE
Regions Financial Corp              COM              7591EP100    8,077,975     238,429 SHRS    SOLE            N/A         SOLE
Reliant Energy Inc                  COM              75952BAD7      129,705      10,477 SHRS    SOLE            N/A         SOLE
Safeco Corp                         COM              786429100      337,723       6,215 SHRS    SOLE            N/A         SOLE
Safeco Corp                         COM              786429100     (336,908)     (6,200)CALL    SOLE            N/A         SOLE
Safeco Corp                         COM              786429100      336,908       6,200 PUT     SOLE            N/A         SOLE
SBC Communications                  COM              78387G103      402,673      16,955 SHRS    SOLE            N/A         SOLE
Schering Plough Corp                COM              806605101      568,482      29,826 SHRS    SOLE            N/A         SOLE
Schering Plough Corp                COM              806605101     (527,962)    (27,700)CALL    SOLE            N/A         SOLE
Schering Plough Corp                COM              806605101      527,962      27,700 PUT     SOLE            N/A         SOLE
Servicemaster Company               COM              81760N109    3,827,536     285,637 SHRS    SOLE            N/A         SOLE
Silicon Laboratories Inc            COM              826919102      244,068       9,312 SHRS    SOLE            N/A         SOLE
Southwest Airlines                  COM              30128656       299,737      21,517 SHRS    SOLE            N/A         SOLE
Sprint Corporation                  COM              852061100      485,151      19,336 SHRS    SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103    3,479,352     186,861 SHRS    SOLE            N/A         SOLE
Stewart Enterprises                 COM              860370105       65,975      10,150 SHRS    SOLE            N/A         SOLE
Sungard Data Systems Inc            COM              867363103    3,242,076      92,183 SHRS    SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107      338,847       9,363 SHRS    SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103      432,971       7,700 SHRS    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104    1,989,471      70,875 SHRS    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104   (1,204,203)    (42,900)CALL    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104    1,265,957      45,100 PUT     SOLE            N/A         SOLE
Time Warner Inc                     COM              887317105    4,544,151     271,942 SHRS    SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109      290,736       5,387 SHRS    SOLE            N/A         SOLE
Tyler Technologies Inc              COM              902252105       75,600      10,000 SHRS    SOLE            N/A         SOLE
UnitedHealth Group Inc              COM              91324P102      386,670       7,416 SHRS    SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102    9,099,021     183,448 SHRS    SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102   (6,656,320)   (134,200)CALL    SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102    6,705,920     135,200 PUT     SOLE            N/A         SOLE
Walgreen Company                    COM              931422109      239,797       5,214 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103   11,187,831     232,113 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103    2,053,320      42,600 CALL    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103    1,026,660      21,300 PUT     SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106    3,216,782     127,751 SHRS    SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103      226,293       5,561 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101   12,143,083     197,192 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101   (6,983,172)   (113,400)CALL    SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    6,398,162     103,900 PUT     SOLE            N/A         SOLE
Western Digital Corp                COM              958102105      163,174      12,159 SHRS    SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106    2,966,775      42,316 SHRS    SOLE            N/A         SOLE
Xto Energy Inc                      COM              98385X106    2,655,054      78,113 SHRS    SOLE            N/A         SOLE